Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 08, 2011
Document And Entity Information
Entity Registrant Name	Divine Skin Inc.
Entity Central Index Key	0001463959
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		105,029,613
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011
Amendment Description	Updated financials

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash	$ 188,644	$ 146,405	$ 259,449
Accounts receivable, net	1,394,116	737,954	689,484
Inventory	2,063,688	1,181,680	718,108
Prepaid expenses and other current assets	1,094,876	110,601	8,054
Total Current Assets	4,741,324	2,176,640	1,675,095
Furniture and Equipment, net	29,859	18,861	30,038
Intangible Assets, net	655,467	730,916	731,250
Other Assets	18,538	17,443	8,040
TOTAL ASSETS	5,445,188	2,943,860	2,444,423
Current Liabilities
Accounts payable and accrued expenses	691,783	604,311	1,061,422
Other current liabilities	106,096	21,162	13,394
TOTAL LIABILITIES	797,879	625,473	1,074,816
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, $0.001 par value, 30 million shares authorized: 10 million shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009, respectively	10,000	10,000	10,000
Common stock, $0.001 par value, 300 million shares authorized: 101,939,679, 94,961,001 and 89,986,001 shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009, respectively	99,924	94,961	89,986
Additional paid-in-capital	5,853,710	2,824,459	1,660,841
Stock subscription	(106,800)	(70,000)
Accumulated deficit	(1,194,493)	(528,293)	(391,220)
Total Shareholders' Equity	4,662,341	2,331,127	1,369,607
Non-Controlling Interest	(15,032)	(12,740)
Total Equity	4,647,309	2,318,387	1,369,607
TOTAL LIABILITIES AND EQUITY	$ 5,445,188	$ 2,943,860	$ 2,444,423

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	30,000,000	30,000,000	30,000,000
Preferred stock, issued	10,000,000	10,000,000	10,000,000
Preferred stock, outstanding	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	99,923,786	94,961,001	89,986,001
Common stock, outstanding	99,923,786	94,961,001	89,986,001

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Product sales	$ 2,534,862	$ 1,579,256	$ 7,214,842	$ 3,991,720	$ 5,401,957	$ 3,471,994
Consulting and other income					91,750	128,242
Less returns and allowances	(472,684)	(50,087)	(571,072)	(167,282)	(41,183)	(80,433)
Net revenue	2,062,178	1,529,169	6,643,770	3,824,438	5,452,524	3,519,803
Cost of Goods Sold	1,042,808	573,349	3,181,103	1,237,118	1,883,160	1,103,444
Gross Profit	1,019,370	955,820	3,462,667	2,587,320	3,569,364	2,416,359
Operating Costs and Expenses
Selling and marketing	725,472	339,818	1,972,913	859,146	1,478,196	1,201,874
General and administrative	717,462	507,853	2,169,035	1,411,836	2,272,149	1,649,809
Total operating costs and expenses	1,442,934	847,671	4,141,948	2,270,982	3,750,345	2,851,683
Operating Income (Loss)	(423,564)	108,149	(679,281)	316,338	(180,981)	(435,324)
Other Income (Expense)
Interest income			(149)			(1,975)
Other	3,204	(4,499)	10,938	46,924	31,168	121,077
Total other income (expense)	3,204	(4,499)	10,789	46,924	31,168	119,102
Income (Loss) Before Taxes	(420,361)	103,650	(668,492)	363,262	(149,813)	(316,222)
Income Tax Provision		17,994		17,994
Net Income (Loss)	(420,361)	85,656	(668,492)	345,268	(149,813)	(316,222)
Net Loss Attributable to Non-Controlling Interest			2,292		12,740
Net Income (Loss) Attributable to Shareholders of Divine Skin, Inc.	$ (420,361)	$ 85,656	$ (666,200)	$ 345,268	$ (137,073)	$ (316,222)
Basic Earnings per Share:
Weighted average shares	102,332,267	93,450,369	99,508,214	92,051,946	92,668,273	91,240,812
Earnings per share	$ 0	$ 0	$ (0.01)	$ 0	$ (0.002)	$ (0.003)
Diluted Earnings per Share:
Weighted average shares	102,332,267	94,528,222	99,508,214	92,847,740	92,668,273	91,240,812
Earnings per share	$ 0	$ 0	$ (0.01)	$ 0	$ (0.002)	$ (0.003)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Subscription Receivable	Accumulated Deficit	Total Shareholders Equity	Non-controlling Interest	Total
Beginning Balance, value at Dec. 31, 2008		$ 10	$ 566,368	$ 149,222	$ (430,693)	$ 284,907		$ 284,907
Beginning Balance, shares at Dec. 31, 2008		10,000
Capitalization of undistributed Subchapter S losses			(430,693)		430,693
Stock dividend, shares		99,990,000
Stock dividend, value		99,990	(99,990)
Share Exchange for preferred stock, shares	10,000,000	(10,000,000)
Share Exchange for preferred stock, value	10,000	(10,000)
Shares Issued: Sold to foreign investors under PPM, shares		4,087,548
Shares Issued: Sold to foreign investors under PPM, value		4,088	1,209,686	(433,774)		780,000		780,000
Shares Issued: Sold to private investors, shares		28,000
Shares Issued: Sold to private investors, value		28	6,972			7,000		7,000
Less: Issuance costs			(364,132)	130,132		(234,000)		234,000
Shares Issued: For services, shares		74,000
Shares Issued: For services, value		74	18,426			18,600		18,500
Shares Issued: As gifts, shares		13,000
Shares Issued: As gifts, value		13	(13)
Shares Issued: Distribution agreement, shares		3,000,000
Shares Issued: Distribution agreement, value		3,000	747,000			750,000		750,000
Shares Issued: To foreign investors to adjust PPM pricing, shares		767,548
Shares Issued: To foreign investors to adjust PPM pricing, value		768	(768)
Shares Cancelled: Repurchased and cancelled, shares		(5,000,000)
Shares Cancelled: Repurchased and cancelled, value		(5,000)	5,000		(75,000)	(75,000)		(75,000)
Shares Cancelled: Surrendered for gifts, shares		(13,000)
Shares Cancelled: Surrendered for gifts, value		(13)	13
Shares Cancelled: Surrendered by principals, shares		(2,969,095)
Shares Cancelled: Surrendered by principals, value		(2,969)	2,969
Shares Cancelled: Surrendered by others, shares		(2,000)
Shares Cancelled: Surrendered by others, value		(2)	2
Subscriptions sold to private investors, shares not issued				220,600		220,600		220,600
Less: Issuance costs				(66,180)		(66,180)		(66,180)
Net Loss					(316,222)	(316,222)		(316,222)
Ending Balance, value at Dec. 31, 2009	10,000	89,986	1,660,841		(391,220)	1,369,607		1,369,607
Ending Balance, shares at Dec. 31, 2009	10,000,000	89,986,001
Shares Issued: Sold to private investors, shares		4,506,000
Shares Issued: Sold to private investors, value		4,506	839,994			844,500		844,500
Less: Issuance costs			(249,600)			(249,600)		(249,600)
Shares Issued: For services - Investor relations, shares		444,000
Shares Issued: For services - Investor relations, value		444	156,556			157,000		157,000
Shares Issued: For services - Employee/associate compensation, shares		25,000
Shares Issued: For services - Employee/associate compensation, value		25	4,475			4,500		4,500
Common shares to be returned, shares
Common shares to be returned, value				(70,000)		(70,000)		(70,000)
Warrants vested/issued for trading symbol and financial consulting services			412,193			412,193		412,193
Net Loss					(137,073)	(137,073)	(12,740)	(149,813)
Ending Balance, value at Dec. 31, 2010	10,000	94,961	2,824,459	(70,000)	(528,293)	2,331,127	(12,740)	2,318,387
Ending Balance, shares at Dec. 31, 2010	10,000,000	94,961,001
Shares Issued: Sold to private investors, shares		8,039,281
Shares Issued: Sold to private investors, value		8,039	2,061,461			2,069,500		2,069,500
Less: Issuance costs			(459,769)			(459,769)		(459,769)
Shares Issued: For services - Investor relations, shares		85,000
Shares Issued: For services - Investor relations, value		85	34,515	(30,000)		4,600		4,600
Shares Issued: For services - Employee/associate compensation, shares		160,790
Shares Issued: For services - Employee/associate compensation, value		161	62,527			62,688		62,688
Shares Issued: For services - Consulting - sales and marketing , shares		100,641
Shares Issued: For services - Consulting - sales and marketing , value		101	42,050			42,151		42,151
Shares Issued: Sold to investors, held in escrow pending closing, shares		3,571,429
Shares Issued: Sold to investors, held in escrow pending closing, value		3,571	996,429			1,000,000		1,000,000
Common shares to be returned, shares		23,449
Common shares to be returned, value		23	6,777	(6,800)
Common shares surrendered by founders, shares		(7,017,805)
Common shares surrendered by founders, value		(7,018)	7,018
Subscriptions sold to private investors, shares not issued
Warrants vested/issued for trading symbol and financial consulting services			278,244			278,244		278,244
Net Loss					(666,200)	(666,200)	(2,292)	(668,492)
Ending Balance, value at Sep. 30, 2011	$ 10,000	$ 99,924	$ 5,853,710	$ (106,800)	$ (1,194,494)	$ 4,662,341	$ (15,032)	$ 4,647,309
Ending Balance, shares at Sep. 30, 2011	10,000,000	99,923,786

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (Loss) Income	$ (668,492)	$ 345,268	$ (149,813)	$ (316,222)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	144,275	65,910	118,175	35,739
Bad debts	34,389	30,292	28,546
Stock and warrants issued for services	387,683	215,100	317,171	18,500
Changes in operating assets and liabilities:
Accounts receivable	(690,551)	(216,446)	(77,015)	(247,905)
Inventory	(882,009)	(436,087)	(463,572)	(427,149)
Prepaid expenses and other current assets	(42,608)	318	(32,546)	15,667
Accounts payable and accrued expenses	87,473	(414,663)	(340,589)	436,363
Other current liabilities	84,933	28,692	7,768	(44,267)
Net cash used in operating activities	(1,544,907)	(381,616)	(591,875)	(529,274)
Cash Flows from Investing Activities:
Purchase of furniture and equipment	(21,491)	(8,514)		(8,329)
Proceeds from disposal of furniture and equipment				167
Recovery (issuance) of advances		(13,000)		29,587
Purchase brand identity and supplier exclusive agreement			(106,666)
Security deposits	(1,094)	(9,403)	(9,403)	(40)
Net cash used in investing activities	(22,585)	(30,917)	(116,069)	21,385
Cash Flows from Financing Activities:
Proceeds from sale of stock subscription to investors				1,000,600
Proceeds from sale of stock to others	2,069,500	587,844	844,500
Payments of stock issuance costs	(459,769)	(172,500)	(249,600)	(300,180)
Stock repurchased and cancelled				(75,000)
Net cash provided by financing activities	1,609,731	415,344	594,900	625,420
Increase in cash	42,239	2,811	(113,044)	117,531
Cash, Beginning of Period	146,405	259,449	259,449	141,918
Cash, End of Period	188,644	262,260	146,405	259,449
Supplemental Information:
Cash paid for interest				42
Cash paid for taxes
Investing and Financing Non-Cash Transactions:
Shares issued for prepaid IR serivces		70,000
Issuance of common stock through stock subscription receivable	$ 1,000,000

ORGANIZATION AND NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1. – ORGANIZATION AND NATURE OF BUSINESS

Terms and Definitions

AICPA	American Institute of Certified Public Accountants
ASC	Accounting Standards Codification
ASU	Accounting Standards Update
FASB	Financial Accounting Standards Board
FIFO	First-in, First-out
GAAP (US)	Generally Accepted Accounting Principles as applied in the United States
IFRS	International Financial Reporting Standards
PPM	Private Placement Memorandum
SEC	Securities Exchange Commission
SFAS or FAS	Statement of Financial Accounting Standards
Q310-QTR	Three months ended September 30, 2010
Q311-QTR	Three months ended September 30, 2011
Q310-YTD	Nine months ended September 30, 2010
Q311-YTD	Nine months ended September 30, 2011
VIE	Variable Interest Entity

Organization and Nature of Business

Divine Skin, Inc. (the “Company”, “Divine Skin”, “DS Laboratories”, “we”, “us” or “our”) was organized under the laws of the State of Florida in January 2007. Through its predecessors, including Divine Skin, Inc., (a New York company) the Company has been developing and marketing skin care and personal care products for over ten years. The Company has grown steadily over the last few years with a network of top specialty retailers across North America and distributors throughout Europe, Asia and South America. Divine Skin researches and develops its own products, which management believes keeps the Company at the forefront of innovation. Management believes the Company is currently a leading innovator of “Liposome Technology”, which acts as a carrier agent, and has been designed to enhance the action of active ingredients contained in pharmaceutical and cosmeceutical products. We currently offer skin care, aging, cellulite, hair loss and personal care products. The majority of these products are within the following product lines:

·	Skin Care
·	Aging
·	Cellulite
·	Hair Loss
·	Personal Care

History of the Company

In January 2007, the operations of Divine Skin, Inc. (a New York company), were terminated and its assets were used to capitalize Divine Skin, Inc. (a Florida corporation). In December 2006, DS Laboratories, Inc. (a New York Corporation), was closed and its assets were used to capitalize DS Laboratories, Inc. (a Florida corporation) formed in January 2007, which has been idle since its inception. Divine Skin, Inc. (a Florida corporation) and DS Laboratories, Inc. (a Florida corporation) are related through common shareholders. The primary operating entity is Divine Skin, Inc (a Florida corporation). The Company currently conducts business under the “Divine Skin” trade name and also under the “DS Laboratories” trade name.

In January 2009, the Company acquired 100% of the outstanding shares of DS Laboratories, Inc. (a Florida Corporation) for a nominal amount. DS Laboratories, Inc. (a Florida Corporation) was established in January 2007 for the purposes to holding the trade and brand name. The Company recorded no transactions since its inception in 2007. DS Laboratories, Inc. (a Florida Corporation) was a separate entity related to us through common shareholders until the acquisition. Subsequent to the acquisition, DS Laboratories, Inc. (a Florida Corporation) operates as a wholly owned subsidiary of the Company.

In January 2009, the Company acquired 100% of the outstanding shares of Sigma Development and Holding Co., Inc. for a nominal amount. Sigma was founded as an upscale brand addition to the Company’s product portfolio. Sigma operated as a related but separate entity until the acquisition. Subsequent to the acquisition, Sigma operates as a wholly owned subsidiary of the Company.

In March 2009, Polaris Labs, Inc. was founded as a wholly owned subsidiary of the Company. Polaris was founded, to distribute Polaris branded versions of the Company’s products that, for marketing purposes, are sold through physicians and foreign distributors.

In Q4 2009, the Company completed an agreement covering the exclusive distribution of its product and additional future products specifically tailored for the Brazilian market. The costs associated with procuring this agreement have been capitalized and are amortized over ten years.

In Q1 2010, the Company filed an S-1 Selling Shareholder Registration Statement with the SEC which was declared effective by the SEC and obtained its trading symbol (DSKX) permitting the quotation of its shares of common stock on the Over the Counter Bulletin Board (OTCBB).

In Q3 2010, the Company engaged in establishing DS Laboratories Brazil, LTDA, a joint venture distribution company with its exclusive Brazilian distributor. The Company owns 51% of DS Laboratories Brazil, LTDA. The purpose of the joint venture is to capitalize on its exclusive distribution rights in Brazil. The Company has completed the formulation and packaging of its initial minoxidil product and through its joint venture operation in Brazil, is obtaining the necessary permits and licenses to begin distribution and sale of its products. The Company expects to complete the licensure process and commence sales in Q1 2012. As of September 30, 2011, the Company has invested $26,000 in this venture (See Q2 2011 discussions to modify its joint venture agreement below).

In Q1 2011, the Company began distribution of nutraceutical products produced by NutraOrigin under an exclusive distribution agreement. As of September 30, 2011, the Company has not made or is required to make any investment in this venture. NutraOrigin is owned by our Chairman’s father.

In Q2 2011, the Company began discussions with DS Laboratories Brazil, LTDA, to modify its joint venture distribution agreement. In exchange for 100% ownership in the joint venture, our Brazilian partner has committed to fully fund the product development and licensing of our products in Brazil. The Company retains its exclusivity for Brazilian distribution. The Company expects to complete the licensure process and commence sales in Q1 2012. As of September 30, 2011, the Company has invested $26,000 in this venture.

In Q3 2011, the Company finalized its discussions with DS Laboratories Brazil, LTDA, to modify its joint venture distribution agreement. In exchange for release of any responsibility to fund the license procedures, which will now be borne totally by our Brazilian partner, the Company relinquished its ownership rights to the joint venture. The Company also modified its distribution agreement with DS Laboratories Brazil, LTDA to provide for distributor pricing.

NOTE 1. – ORGANIZATION AND NATURE OF BUSINESS

Terms and Definitions

AICPA	American Institute of Certified Public Accountants
ASC	Accounting Standards Codification
ASU	Accounting Standards Update
FASB	Financial Accounting Standards Board
FIFO	First-in, First-out
GAAP (US)	Generally Accepted Accounting Principles as applied in the United States
PPM	Private Placement Memorandum
SEC	Securities Exchange Commission
SFAS or FAS	Statement of Financial Accounting Standards
Q409-QTR	Three months ended December 31, 2009
Q410-QTR	Three months ended December 31, 2010
Q409-YTD	Year ended December 31, 2009
Q410-YTD	Year ended December 31, 2010
VIE	Variable Interest Entity

Organization and Nature of Business

Divine Skin, Inc. (the “Company”, “Divine Skin”, “DS Laboratories”, “we”, “us” or “our”) was organized under the laws of the State of Florida in January 2007. Through its predecessors, including Divine Skin, Inc., (a New York company) the Company has been developing and marketing skin care and personal care products for over ten years. The Company has grown steadily over the last few years with a network of top specialty retailers across North America and distributors throughout Europe, Asia and South America. Divine Skin researches and develops its own products, which management believes keeps the Company at the forefront of innovation. Management believes the Company is currently a leading innovator of “Liposome Technology”, which acts as a carrier agent, and has been designed to enhance the action of active ingredients contained in pharmaceutical and cosmeceutical products. We currently offer skin care, aging, cellulite, hair loss and personal care products. The majority of these products are within the following product lines:

·	Skin Care
·	Aging
·	Cellulite
·	Hair Loss
·	Personal Care

History of the Company

In January 2007, the operations of Divine Skin, Inc. (a New York company), were terminated and its assets were used to capitalize Divine Skin, Inc. (a Florida corporation). In December 2006, DS Laboratories, Inc. (a New York Corporation), was closed and its assets were used to capitalize DS Laboratories, Inc. (a Florida corporation) formed in January 2007, which has been idle since its inception. Divine Skin, Inc. (a Florida corporation) and DS Laboratories, Inc. (a Florida corporation) are related through common shareholders. The primary operating entity is Divine Skin, Inc (a Florida corporation). The Company currently conducts business under the “Divine Skin” trade name and also under the “DS Laboratories” trade name.

In January 2008, the Company engaged two consultants to assist it developing production operations in Brazil as a means to simplify the regulatory requirements surrounding importation of its product. Production operations in Brazil are not yet fully commercialized. All costs associated with exploring this production alternative have been expensed in accordance with the guidance offered in ASC 720-15-25.

In January 2009, the Company acquired 100% of the outstanding shares of DS Laboratories, Inc. (a Florida Corporation) for a nominal amount. DS Laboratories, Inc. (a Florida Corporation) was established in January 2007 for the purposes to holding the trade and brand name. The Company recorded no transactions since its inception in 2007. DS Laboratories, Inc. (a Florida Corporation) was a separate entity related to us through common shareholders until the acquisition. Subsequent to the acquisition, DS Laboratories, Inc. (a Florida Corporation) operates as a wholly owned subsidiary of the Company.

In January 2009, the Company acquired 100% of the outstanding shares of Sigma Development and Holding Co., Inc. for a nominal amount. Sigma was founded as an upscale brand addition to the Company’s product portfolio. Sigma operated as a related but separate entity until the acquisition. Subsequent to the acquisition, Sigma operates as a wholly owned subsidiary of the Company.

In March 2009, Polaris Labs, Inc. was founded as a wholly owned subsidiary of the Company. Polaris was founded, to distribute Polaris branded versions of the Company’s products that, for marketing purposes, are sold through physicians and foreign distributors.

In Q4 2009, the Company completed an agreement covering the exclusive distribution of its product and additional future products specifically tailored for the Brazilian market. The costs associated with procuring this agreement have been capitalized and are amortized over the life of the agreement.

In Q1 2010, the Company filed an S-1 Selling Shareholder Registration Statement with the SEC which was declared effective by the SEC and obtained its trading symbol (DSKX) permitting the quotation of its shares of common stock on the Over the Counter Bulletin Board (OTCBB).

In Q3 2010, the Company engaged in establishing DS Laboratories Brazil, LTDA, a joint venture distribution company with its exclusive Brazilian distributor. The Company owns 51% of DS Laboratories Brazil, LTDA. The purpose of the joint venture is to capitalize on its exclusive distribution rights in Brazil. The Company has completed the formulation and packaging of its initial minoxidil product and through its joint venture operation in Brazil, is obtaining the necessary permits and licenses to begin distribution and sale of its products. The Company expects to complete the licensure process and commence sales in Q4 2011. As of December 31, 2010, the Company has invested $26,000 in this venture.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements are prepared using the accrual basis of accounting where revenues and expenses are recognized in the period in which they were incurred. The basis of accounting conforms to accounting principles generally accepted in the United States of America.

Principles of Consolidation and Presentation

The consolidated financial statements include the accounts of Divine Skin, Inc. and its wholly owned operating subsidiaries DS Laboratories, Inc. (a Florida Corporation), Sigma Development and Holding Co., Inc. and Polaris Labs, Inc. Also included in the consolidated financial statements are the activities of Velocity Storage and Packing, LLC, which is accounted for as a VIE and DS Laboratories Brazil, LTDA which was a majority owned subsidiary during the periods from Q410 through Q211. All significant intercompany balances and transactions have been eliminated in consolidation.

Interim Condensed Consolidated Financial Statements

The interim condensed consolidated financial statements presented herein have been prepared pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. The interim condensed consolidated financial statements should be read in conjunction with the Company’s annual financial statements, notes and accounting policies included in the Company’s Annual Report. In the opinion of management, all adjustments which are necessary to provide a fair presentation of financial position as of September 30, 2011 and the related operating results and cash flows for the interim period presented have been made. All adjustments are of a normal recurring nature. The results of operations, for the period presented are not necessarily indicative of the results to be expected for the year ended December 31, 2011.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Although these estimates are based on management’s knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results.

Risks and Uncertainties

The Company’s business could be impacted by price pressure on its product manufacturing, acceptance of its products in the market place, new competitors, changes in federal and/or state legislation and other factors. The Company is also has been experiencing significant growth which puts serious strains on its cash requirements. If the Company is unsuccessful in securing adequate liquidity, its plans may be curtailed. Adverse changes in these areas could negatively impact the Company’s financial position, results of operations and cash flows.

Cash

Cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations.

Accounts Receivable

Accounts receivable are reported at net realizable value. The Company establishes an allowance for doubtful accounts based upon factors pertaining to the credit risk of specific customers, historical trends, and other information. Delinquent accounts are written-off when it is determined that the amounts are uncollectible. At September 30, 2011 and December 31, 2010, the provision for doubtful accounts was $34,389 and $73,759, respectively.

Inventory

Inventory is reported at the lower end of cost or market on the first-in, first-out (FIFO) method. Our inventory is subject to expiration and obsolescence, accordingly quantities purchased and sell through rates are periodically monitored for potential overstocking or pending expiration as a basis for establishing the appropriate reserve for any estimated expiration or obsolescence.

Furniture and Equipment

Furniture and equipment are recorded at cost and depreciation is provided using the declining balance depreciation method over the estimated useful lives of the assets, which range from 5 to 7 years. Expenditures for repairs and maintenance of equipment are charged to expense as incurred. Major replacements and betterments are capitalized and depreciated over the remaining useful lives of the assets.

Furniture and equipment is reviewed whenever events or changes in circumstances occur that indicate possible impairment in accordance with ASC 360-10, “Accounting for Impairment or Disposal of Long-Lived Assets”.

Long-Lived Assets

The Company has adopted ASC 360-10, “Furniture and Equipment”, which requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

Non-Controlling Interest

Non-controlling interest consists of the minority owned portion of the Company’s 51% owned subsidiary, DS Laboratories Brazil, LTDA for the periods from Q410 through Q211.

ASC 810-10-65 establishes new standards, effective January 1, 2009, that govern the accounting for and reporting of (1) non-controlling interest in partially owned consolidated subsidiaries and (2) the loss of control of subsidiaries. Significant changes to the accounting for non-controlling interests include (a) the inclusion of non-controlling interests in the equity section of the controlling entity’s consolidated balance sheet rather than in the mezzanine section and (b) the requirement that changes in the controlling entity’s interest in the non-controlling interest, without a change in control, be recognized in the controlling entity’s equity rather than being accounted for by the purchase method, which accounting under the purchase method would have given rise to goodwill.

Additionally, the adoption of ASC 810-10-65 requires that net income, as previously reported prior to the adoption of ASC 810-10-65, be adjusted to include the net income attributable to the non-controlling interest, and that a new separate caption for net income attributable to common shareholders of the Company be presented in the consolidated statements of operations. ASC 810-10-65 also requires similar disclosure regarding comprehensive income.

Revenue Recognition

Revenue is recognized when a product is shipped. The Company manages the collection process for transactions processed on its website, but it outsources its fulfillment (delivery) process to third parties.

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition”, which establishes criteria that must be satisfied before revenue is realized or realizable and earned. The Company recognizes revenue when all of the following four criteria are met:

·	persuasive evidence of a sales arrangement exists,
·	delivery has occurred,
·	the sales price is fixed or determinable and
·	Collectability is probable.

Shipping and handling charges related to sales transactions are recorded as sales revenues when billed to customers or included in the sales price in accordance with ASC Topic 605, “Accounting for Shipping and Handling Fees and Costs”. Shipping and handling costs are included in cost of revenue.

The Company accepts product returns and will issue a credit, refund or product exchange. To date, product returns have occurred but are not considered material. The Company has not established a product return reserve.

Research and Development

The Company does not engage in research and development as defined in ASC Topic 730, “Accounting for Research and Development Costs.” However, the Company does incur formulation costs that include salaries, materials and consultant fees. These costs are classified as product development, selling, general and administrative expenses in the statements of operations.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

Earnings per share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, “Earnings per Share”. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

Segment Information

ASC Topic 280, “Disclosures about Segments of an Enterprise and Related Information,” established standards for the way that public business enterprises report information about operating segments in annual financial statements and requires those enterprises to report selected information about operating segments in interim financial reports issued to stockholders. The Company operates in one segment for management reporting purposes.

Fair Value of Financial Instruments

In January 2008, we adopted the provisions under FASB for Fair Value Measurements, which define fair value for accounting purposes, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements. Our adoption of these provisions did not have a material impact on our consolidated financial statements. Fair value is defined as an exit price, which is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value. Conversely, financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measured at fair value using valuation models that require more judgment. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability. We currently do not have any financial assets and liabilities that are recurring that would require us to disclose them at fair value.

Reclassification

Certain reclassifications have been made to conform to prior periods’ data to the current presentation. These reclassifications had no effect on reported losses.

NOTE 2. – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements are prepared using the accrual basis of accounting where revenues and expenses are recognized in the period in which they were incurred. The basis of accounting conforms to accounting principles generally accepted in the United States of America.

Principles of Consolidation and Presentation

The consolidated financial statements include the accounts of Divine Skin, Inc. and its wholly owned operating subsidiaries DS Laboratories, Inc. (a Florida Corporation), Sigma Development and Holding Co., Inc. and Polaris Labs, Inc. Also included in the consolidated financial statements are the activities of Velocity Storage and Packing, LLC, which is accounted for as a VIE and DS Laboratories Brazil, LTDA a majority owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on management’s knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results.

Risks and Uncertainties

The Company’s business could be impacted by price pressure on its product manufacturing, acceptance of its products in the market place, new competitors, changes in federal and/or state legislation and other factors. Adverse changes in these areas could negatively impact the Company’s financial position, results of operations and cash flows.

Cash

Cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations.

Accounts Receivable

Accounts receivable are reported at net realizable value. The Company establishes an allowance for doubtful accounts based upon factors pertaining to the credit risk of specific customers, historical trends, and other information. Delinquent accounts are written-off when it is determined that the amounts are uncollectible. At December 31, 2010 and 2009, the provision for doubtful accounts was $73,759 and $25,000, respectively.

Inventory

Inventory is reported at the lower end of cost or market on the first-in, first-out (FIFO) method. Our inventory is subject to expiration and obsolescence, accordingly quantities purchased and sell through rates are periodically monitored for potential overstocking or pending expiration as a basis for establishing the appropriate reserve for any estimated expiration or obsolescence.

Furniture and Equipment

Furniture and equipment are recorded at cost and depreciation is provided using the a straight line depreciation method over the estimated useful lives of the assets, which range from 5 to 7 years. Expenditures for repairs and maintenance of equipment are charged to expense as incurred. Major replacements and betterments are capitalized and depreciated over the remaining useful lives of the assets.

Furniture and equipment is reviewed whenever events or changes in circumstances occur that indicate possible impairment in accordance with ASC 360-10, “Accounting for Impairment or Disposal of Long-Lived Assets”.

Long-Lived Assets

The Company has adopted ASC 360-10, “Furniture and Equipment”, which requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

Non-Controlling Interest

Non-controlling interest consists of the minority owned portion of the Company’s 51% owned subsidiary, DS Laboratories Brazil, LTDA and variable interest held in Velocity Storage Packaging LLC.

ASC 810-10-65 establishes new standards, effective January 1, 2009, that govern the accounting for and reporting of (1) non-controlling interest in partially owned consolidated subsidiaries and (2) the loss of control of subsidiaries. Significant changes to the accounting for non-controlling interests include (a) the inclusion of non-controlling interests in the equity section of the controlling entity’s consolidated balance sheet rather than in the mezzanine section and (b) the requirement that changes in the controlling entity’s interest in the non-controlling interest, without a change in control, be recognized in the controlling entity’s equity rather than being accounted for by the purchase method, which accounting under the purchase method would have given rise to goodwill.

Additionally, the adoption of ASC 810-10-65 requires that net income, as previously reported prior to the adoption of ASC 810-10-65, be adjusted to include the net income attributable to the non-controlling interest, and that a new separate caption for net income attributable to common shareholders of the Company be presented in the consolidated statements of operations. ASC 810-10-65 also requires similar disclosure regarding comprehensive income.

Revenue Recognition

Revenue is recognized when a product is shipped. The Company manages the collection process for transactions processed on its website, but it outsources its fulfillment (delivery) process to third parties.

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition”, which establishes criteria that must be satisfied before revenue is realized or realizable and earned. The Company recognizes revenue when all of the following four criteria are met:

·	persuasive evidence of a sales arrangement exists,
·	delivery has occurred,
·	the sales price is fixed or determinable and
·	Collectability is probable.

Shipping and handling charges related to sales transactions are recorded as sales revenues when billed to customers or included in the sales price in accordance with ASC Topic 605, “Accounting for Shipping and Handling Fees and Costs”. Shipping and handling costs are included in cost of revenue.

The Company accepts product returns and will issue a credit, refund or product exchange. To date, product returns have occurred but are not considered material. The Company has not established a product return reserve.

Research and Development

The Company does not engage in research and development as defined in ASC Topic 730, “Accounting for Research and Development Costs.” However, the Company does incur formulation costs that include salaries, materials and consultant fees. These costs are classified as product development, selling, general and administrative expenses in the statements of operations.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

Earnings per share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, “Earnings per Share”. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

Segment Information

ASC Topic 280, “Disclosures about Segments of an Enterprise and Related Information,” established standards for the way that public business enterprises report information about operating segments in annual financial statements and requires those enterprises to report selected information about operating segments in interim financial reports issued to stockholders. The Company operates in one segment for management reporting purposes.

Fair Value of Financial Instruments

In January 2008, we adopted the provisions under FASB for Fair Value Measurements, which define fair value for accounting purposes, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements. Our adoption of these provisions did not have a material impact on our consolidated financial statements. Fair value is defined as an exit price, which is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value. Conversely, financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measured at fair value using valuation models that require more judgment. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability. We currently do not have any financial assets and liabilities that are recurring that would require us to disclosure them at fair value.

Reclassification

Certain reclassifications have been made to conform to prior periods’ data to the current presentation. These reclassifications had no effect on reported losses.

RECENT ACCOUNTING PRONOUNCEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3. – RECENT ACCOUNTING PRONOUNCEMENTS

On January 1, 2011, the Company adopted FASB ASU 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements – a consensus of the FASB Emerging Issues Task Force.” This ASU amended the criteria for when to evaluate individual delivered items in a multiple deliverable arrangement and how to allocate consideration received. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS," which provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. This ASU is effective for fiscal years beginning on or after December 15, 2011 and early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. ASU 2011-08 permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

NOTE 3. – RECENT ACCOUNTING PRONOUNCEMENTS

Recent accounting pronouncements that the Company has adopted or that will be required to adopt in the future are summarized below.

Income Taxes: In September 2009, the FASB issued ASU 2009-06, Income Taxes (Topic 740), ”Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities”, which provides implementation guidance on accounting for uncertainty in income taxes, as well as eliminates certain disclosure requirements for nonpublic entities. For entities that are currently applying the standards for accounting for uncertainty in income taxes, this update shall be effective for interim and annual periods ending after September 15, 2009. For those entities that have deferred the application of accounting for uncertainty in income taxes in accordance with paragraph 740-10-65-1(e), this update shall be effective upon adoption of those standards. The adoption of this standard did not have an impact on the Company’s consolidated financial position and results of operations since this accounting standard update provides only implementation and disclosure amendments.

Fair Value Measurements: In September 2009, the FASB has published ASU 2009-12, “Fair Value Measurements and Disclosures (Topic 820) – Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”. This ASU amends Subtopic 820-10, “Fair Value Measurements and Disclosures – Overall”, to permit a reporting entity to measure the fair value of certain investments on the basis of the net asset value per share of the investment (or its equivalent). This ASU also requires new disclosures, by major category of investments including the attributes of investments within the scope of this amendment to the Codification. The guidance in this Update is effective for interim and annual periods ending after December 15, 2009. Early application is permitted. The adoption of this standard did not have any impact on the Company’s consolidated financial position and results of operations.

Transfers of Financial Assets: In December 2009, the FASB has published ASU 2009-16 “Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets.” ASU 2009-16 is a revision to ASC 860, “Transfers and Servicing,” and amends the guidance on accounting for transfers of financial assets, including securitization transactions, where entities have continued exposure to risks related to transferred financial assets. ASU 2009-16 also expands the disclosure requirements for such transactions. This ASU will become effective for us on April 1, 2010. The adoption of this standard did not have any impact on the Company’s consolidated financial position and results of operations.

Consolidations: In December 2009, the FASB has published ASU 2009-17 “Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.” ASU 2009-17 amends the guidance for consolidation of VIEs primarily related to the determination of the primary beneficiary of the VIE. The adoption of this standard did not have any impact on the Company’s consolidated financial position and results of operations.

Equity: In January 2010, the FASB has published ASU 2010-01 “Equity (Topic 505) – Accounting for Distributions to Shareholders with Components of Stock and Cash—a consensus of the FASB Emerging Issues Task Force,” as codified in ASC 505. ASU No. 2010-01 clarifies the treatment of certain distributions to shareholders that have both stock and cash components. The stock portion of such distributions is considered a share issuance that is reflected in earnings per share prospectively and is not a stock dividend. The amendments in this Update are effective for interim and annual periods ending on or after December 15, 2009, and should be applied on a retrospective basis. Early adoption is permitted. The adoption of this standard did not have an impact on the Company’s (consolidated) financial position and results of operations.

Consolidation: In January 2010, the FASB has published ASU 2010-02 “Consolidation (Topic 810) – Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification,” as codified in ASC 810, “Consolidation.” ASU No. 2010-02 applies retrospectively to April 1, 2009, our adoption date for ASC 810-10-65-1 as previously discussed in this financial note. This ASU clarifies the applicable scope of ASC 810 for a decrease in ownership in a subsidiary or an exchange of a group of assets that is a business or nonprofit activity. The ASU also requires expanded disclosures. The amendments in this Update are effective for interim and annual periods ending on or after December 15, 2009, and should be applied on a retrospective basis. The adoption of this standard did not have any impact on the Company’s consolidated financial position and results of operations.

Fair Value Measurements: In January 2010, the FASB has published ASU 2010-06 “Fair Value Measurements and Disclosures (Topic 820): - Improving Disclosures about Fair Value Measurements. ASU No. 2010-06 clarifies improve disclosure requirement related to fair value measurements and disclosures – Overall Subtopic (Subtopic 820-10) of the FASB Accounting Standards Codification. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure about purchase, sales, issuances, and settlement in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The amendments in this Update are effective for interim and annual periods ending on or after December 15, 2009, and should be applied on a retrospective basis. The adoption of this standard did not have a material impact on the Company’s consolidated financial position and results of operations.

Income Taxes: In April 2010, the FASB issued ASU 2010-12. “Income Taxes” (Topic 740). ASU 2010-12 amends FASB Accounting Standard Codification subtopic 740-10 Income Taxes to include paragraph 740-10-S99-4. On March 30, 2010 The President signed the Health Care & Education Affordable Care Act reconciliation bill that amends its previous Act signed on March 23, 2010. FASB Codification topic 740, Income Taxes, requires the measurement of current and deferred tax liabilities and assets to be based on provisions of enacted tax law. The effects of future changes in tax laws are not anticipated.” Therefore, the different enactment dates of the Act and reconciliation measure may affect registrants with a period-end that falls between March 23, 2010 (enactment date of the Act), and March 30, 2010 (enactment date of the reconciliation measure). However, the announcement states that the SEC would not object if such registrants were to account for the enactment of both the Act and the reconciliation measure in a period ending on or after March 23, 2010, but notes that the SEC staff “does not believe that it would be appropriate for registrants to analogize to this view in any other fact patterns.” The adoption of this standard did not have a material impact on the Company’s consolidated financial position and results of operations.

Stock Compensation: In April 2010, the FASB issued ASU 2010-13 “Stock Compensation” (Topic 718). ASU 2010-13 provides amendments to Topic 718 to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The amendments in this Update should be applied by recording a cumulative-effect adjustment to the opening balance of retained earnings. The cumulative-effect adjustment should be calculated for all awards outstanding as of the beginning of the fiscal year in which the amendments are initially applied, as if the amendments had been applied consistently since the inception of the award. The cumulative-effect adjustment should be presented separately. Earlier application is permitted. The adoption of this standard did not have any impact on the Company’s consolidated financial position and results of operations.

Allowance for Credit Losses: In July 2010, the FASB issued ASU No. 2010-20 “Receivables” (Topic 310). ASU No. 2010-20 provides financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. This update is intended to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses. The amendments in this update apply to both public and nonpublic entities with financing receivables, excluding short-term trade accounts receivable or receivables measured at fair value or lower of cost or fair value. The objective of the amendments in ASU No. 2010-20 is for an entity to provide disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) How that risk is analyzed and assessed in arriving at the allowance for credit losses and (3) The changes and reasons for those changes in the allowance for credit losses. The entity must provide disclosures about its financing receivables on a disaggregated basis. For public entities ASU No. 2010-20 is effective for interim and annual reporting periods ending on or after December 15, 2010. For nonpublic entities ASU No. 2010-20 will become effective for annual reporting periods ending on or after December 15, 2011. Adoption of ASU No. 2010-20 did not have a material impact on the consolidated financial statements.

Technical Amendments: In August 2010, the FASB issued ASU No. 2010-21 “Accounting for Technical Amendments to Various SEC Rules and Schedules” and ASU No. 2010-22 “Accounting for Various Topics – Technical Corrections to SEC Paragraphs”. ASU No 2010-21 amends various SEC paragraphs pursuant to the issuance of Release no. 33-9026: Technical Amendments to Rules, Forms, Schedules and Codification of Financial Reporting Policies. ASU No. 2010-22 amends various SEC paragraphs based on external comments received and the issuance of SAB 112, which amends or rescinds portions of certain SAB topics. Both ASU No. 2010-21 and ASU No. 2010-22 are effective upon issuance. The amendments in ASU No. 2010-21 and No. 2010-22 did not have a material impact on the Company’s financial statements.

Other Expenses: In December 2010, the FASB issued ASU No. 2010-27 “Other Expenses (Topic 720).” ASU No. 2010-27 addresses questions concerning how pharmaceutical manufacturers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act (the “Acts”). The amendments in this update specify that the liability for the fee should be estimated and recorded in full upon the first qualifying sale with a corresponding deferred cost that is amortized to expense using a straight-line method of allocation unless another method better allocates the fee over the calendar year that is payable. The amendments in this update are effective for calendar years beginning after December 31, 2010, when the fee initially becomes effective. The Company is evaluating the impact ASU No. 2010-27 will have on the consolidated financial statements.

Intangibles – Goodwill and Other: In December 2010, the FASB issued ASU No. 2010-28 “Intangibles – Goodwill and Other (Topic 350).” ASU No. 2010-28 addresses questions about entities with reporting units with zero or negative carrying amounts because some entities concluded that Step 1 of the goodwill impairment test, as stated in Topic 350, is passed in those circumstances because the fair value of their reporting unit will generally be greater than zero. The amendments in this update do not provide guidance on how to determine the carrying amount or measure the fair value of the reporting unit. The amendments in this update modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For public entities, the amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is permitted. For nonpublic entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities may early adopt the amendments using effective date for public entities. The Company is evaluating the impact ASU No. 2010-28 will have on the consolidated financial statements.

Business Combinations: In December 2010, the FASB issued ASU No. 2010-29 “Business Combinations (Topic 805).” ASU No. 2010-29 addresses the diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in this update also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Company is evaluating the impact ASU No. 2010-29 will have on the consolidated financial statements.

A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies. Because of the tentative and preliminary nature of these proposed standards, management has not determined whether implementation of such proposed standards would be material to the Company’s consolidated financial statements.

Other ASUs not effective until after December 31, 2010, are not expected to have a significant effect on the Company’s consolidated financial position or results of operations.

INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INVENTORY

NOTE 4. – INVENTORY

Significant components of inventory at September 30, 2011 and December 31, 2010 consist primarily of:

	2011	2010
	(Unaudited)
Bulk product and raw materials	$1,609,662	$814,416
Work in process	-	-
Merchandise inventory	327,420	204,018
Inventory in transit	126,606	163,246

	$2,063,688	$1,181,680

Bulk product and raw materials – Bulk product consists of completed product formulations that have not yet been packaged in market ready packaging. Raw materials consist of bulk quantities of the various chemical components of product formulations.

Work in process – Work in process inventory consists of merchandise inventory currently in interim production stage that is partially completed and not yet market ready.

Merchandise inventory – Merchandise inventory consists of completed formulations in market ready packaging. Our formulations are batch controlled and subject to various government regulations which, among other things, govern the purity and safety of our product and in some cases limit the concentration of certain ingredients, which would restrict the distribution of these products to medical professionals.

Inventory in transit – In transit inventory consists of primarily bulk product and raw materials where purchases have been committed and funds have been transferred to the Vendor but the inventory has not yet arrived in one of our designated warehouse facilities.

Management evaluated the inventory at September 30, 2011 and December 31, 2010 and any obsolete inventory was excluded from our reported inventory value, accordingly no allowance for obsolescence was necessary.

NOTE 4. – INVENTORY

Significant components of inventory at December 31, 2010 and 2009 consist primarily of:

	2010	2009
Bulk product and raw materials	$814,416	$267,267
Work in process	—	—
Merchandise inventory	204,018	310,970
Inventory in transit	163,246	139,871
	$1,181,680	$718,108

Bulk product and raw materials – Bulk product consists of completed product formulations that have not yet been packaged in market ready packaging. Raw materials consist of bulk quantities of the various chemical components of product formulations.

Work in process – Work in process inventory consists of merchandise inventory currently in interim production stage that is partially completed and not yet market ready.

Merchandise inventory – Merchandise inventory consists of completed formulations in market ready packaging. Our formulations are batch controlled and subject to various government regulations which, among other things, govern the purity and safety of our product and in some cases limit the concentration of certain ingredients, which would restrict the distribution of these products to medical professionals.

Inventory in transit – In transit inventory consists of primarily bulk product and raw materials where title has transferred to the Company but the inventory has yet to arrive in a designated warehouse facility either company owned or under contract.

Management evaluated the inventory at December 31, 2010 and 2009 and any obsolete inventory was excluded from our reported inventory value, accordingly no allowance for obsolescence was necessary.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5. – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at September 30, 2011 and December 31, 2010 consist primarily of:

	2011	2010
	(Unaudited)
Advance on equipment not in service	$5,964	$-
Stock subscription due	1,000,000
Employee advances	47,245	8,083
Other prepaids	-	2,518
Deferred advertising - sachets	-	65,000
Prepaid consultant services	100,000	35,000
Less amortization	(58,333)	-

	$1,094,876	$110,601

Stock subscription due – As discussed more fully in Note 15 Subsequent Events, in an effort to secure additional capital, the Company completed a Securities Purchase Agreement (“SPA”) and funding which raised $1.7 million, as authorized by the Board of Directors. In anticipation of a closing, the Company issued approximately 3.5 million shares of its common stock, which at the price agreed to in the SPA, was valued at $1 million. Since the shares had been issued and the funding occurred within two weeks, the Company has recorded a receivable for the funding which was pending at September 30, 2011.

Deferred advertising - sachets – During the 1st quarter of 2010, we entered into an advertising campaign with a customer which involved the inclusion of trial sachet packs of our product in a mailer. The customer was to process the mailer and incur all the associated media and communication costs. We were to supply the sachet packets for inclusion. We produced and delivered the sachets to the customer however during 2010, the customer decided to delay the promotion. Accordingly we deferred the value of the sachets pending the customer’s decision to commence the campaign. The customer’s campaign commenced during Q1 2011. Accordingly, we expensed the deferred advertising.

Prepaid consultant services – We have advanced funds to a consultant for providing operational guidance in connection with our Health Care product line, which is currently under commercialization. During the 1st quarter of 2011, we entered into a one year consulting agreement with that consultant, who is the father of our CEO, establishing total payments of $100,000 which has been advanced. The cost will be amortized over the life of the contract. $58,333 has been amortized during 2011.

NOTE 5. – PREPAID EXPENSES and OTHER CURRENT ASSETS

Prepaid expenses and other current assets at December 31, 2010 and 2009 consist primarily of:

	2010	2009
Deferred advertising costs	$65,000	$—
Operations consulting	35,000	—
Other prepaid and expenses	10,601	8,054
	$110,601	$8,054

Deferred advertising costs – During the 1st quarter of 2010, we entered into an advertising campaign with a customer which involved the inclusion of trial sachet packs of our product in a mailer. The customer was to process the mailer and incur all the associated media and communication costs. We were to supply the sachet packets for inclusion. We produced and delivered the sachets to the customer however during 2010, the customer decided to delay the promotion. Accordingly we deferred the value of the sachets pending the customer’s decision to commence the campaign. The customer has indicated that the campaign will commence during Q2 2011. We will expense the deferred advertising when the campaign commences.

Operations consulting – During the 2 nd and 3 rd quarters of 2010, we have advanced funds to a consultant for providing operational guidance in connection with business project, currently under development. The cost will be expensed once the project agreement has been finalized.

INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INTANGIBLE ASSETS

NOTE 6. – intangible ASSETS

Significant components of intangible assets at September 30, 2011 and December 31, 2010 consist primarily of:

	2011	2010
	(Unaudited)
Distribution rights in Brazil	$750,000	$750,000
Less: Accumulated amortization	(150,000)	(93,750)
Net distribution rights	600,000	656,250

Pure Guild brand rights and supplier agreement	106,667	106,666
Less: Accumulated amortization	(51,200)	(32,000)
Net brand rights and supplier agreement	55,467	74,666

	$655,467	$730,916

Distribution rights – During 2009, the Company issued 3,000,000 shares of common stock in exchange for a 10 year exclusive distribution agreement in Brazil. The transaction is valued at $0.25 per share. The Company, though a joint venture with its exclusive distributor is currently developing a generic Minoxidil product along with appropriate packaging for the Brazilian market, which is planned for introduction in the 4th quarter of 2011. $37,500 was amortized during 2011. During, the 2nd quarter of 2011, due to the costs involved, the Company entered into negotiations with its joint venture partner to provide all required financing in exchange for 100% ownership of the joint venture. The Company retains its distribution rights.

The Company will amortize its brand and distribution rights over the next 10 years as follows:

	2011	2012	2013	2014	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$18,750	$75,000	$75,000	$75,000	$356,250	$600,000
Pure Guild	6,400	25,600	23,467	--	--	55,467
	$25,150	$100,600	$98,467	$75,000	$356,250	$655,467

Pure Guild brand rights and supplier agreement – During the 3rd quarter of 2009, we were approached by a customer/distributor to develop a private label brand of premium products and associated packaging materials. The Pure Guild brand of products was the result. As part of this project we obtained a 50% interest in the Pure Guild brand and the permanent exclusive rights to manufacture the Pure Guild products. In exchange for these rights, we provided $106,667 of product representing approximately 70% the initial stocking order. The value of these rights is being amortized over 5 years the basic term of the agreement. $19,200 was amortized during 2011.

NOTE 6. – intangible ASSETS

Significant components of intangible assets at December 31, 2010 and 2009 consist primarily of:

	2010	2009
Distribution rights	$750,000	$750,000
Less amortization of distribution rights	(93,750)	(18,750)
Net distribution rights	656,250	731,250

Pure Guild brand rights and supplier agreement	106,666	—
Less amortization of brand rights and supplier agreement	(32,000)	—
Net brand rights and supplier agreement	74,666	—
	$730,916	$731,250

Distribution rights – During the year ended December 31, 2009, the Company issued 3,000,000 shares of common stock in exchange for a 10 year exclusive distribution agreement in Brazil. The transaction is valued at $0.25 per share. The Company, though a joint venture with its exclusive distributor is currently developing a generic Minoxidil product along with appropriate packaging for the Brazilian market, which is planned for introduction in the 4th quarter of 2011.

The Company will amortize its brand and distribution rights over the next 10 years as follows:

	2011	2012	2013	2014	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$75,000	$75,000	$75,000	$75,000	$356,250	$656,250
Pure Guild	21,333	21,333	21,333	10,667	—	74,666
	$96,333	$96,333	$96,333	$75,667	$356,250	$730,916

Pure Guild brand rights and supplier agreement – During the 3rd quarter of 2009, we were approached by a customer/distributor to develop a private label brand of premium products and associated packaging materials. The Pure Guild brand of products was the result. As part of this project we obtained a 50% interest in the Pure Guild brand and the permanent exclusive rights to manufacture the Pure Guild products. In exchange for these rights, we provided $106,666 of product representing approximately 70% the initial stocking order. The value of these rights is being amortized over 5 years the basic term of the agreement.

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7. – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Significant components of accounts payable and accrued expenses at September 30, 2011 and December 31, 2010 consist primarily of:

	2011	2010
	(Unaudited)
Trade payables	$466,263	$354,795

Accrued expenses:
Advertising and marketing	120,264	175,136
Production materials	-	24,038
Freight	-	4,500
Human resources	12,500	25,367
Consulting fees - Sales	83,441	-
Deferred Rent	9,315	-

Credits due to customers	-	20,474

	$691,783	$604,311

Accrued expenses – As discussed more fully in Note 8, the Company has responded to several claims from suppliers, primarily advertisers and media suppliers, alleging unpaid balances on services or materials provided. The Company has responded in many cases that the services or materials did not fully comply with required specifications or supplier commitments. In all cases, the Company has shifted its purchasing to more compatible suppliers. The Company has accrued the estimated settlement value of the claim based on an evaluation of the individual circumstances of each matter. Management believes the estimate accrual is its ultimate exposure to such claims.

NOTE 7. – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Significant components of accounts payable and accrued expenses at December 31, 2010 and 2009 consist primarily of:

	2010	2009
Trade payables	$354,795	$418,703
Accrued expenses and claims:
Advertising and marketing	175,136	364,566
Production materials	24,038	38,460
Freight	4,500	24,349
Human resources	25,367	12,684
Warrant expense	—	116,522
Credits due to customers	20,474	2,421
Other	—	83,717
	$604,311	$1,061,422

Accrued expenses and claims – As discussed more fully in Note 8, the Company has responded to several claims from suppliers, primarily advertisers and media suppliers, alleging unpaid balances on services or materials provided. The Company has responded in many cases that the services or materials did not fully comply with required specifications or supplier commitments. In all cases, the Company has shifted its purchasing to more compatible suppliers. The Company has accrued the estimated settlement value of the claim based on an evaluation of the individual circumstances of each matter.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

NOTE 8. – COMMITMENTS AND CONTINGENCIES

During 2011 and 2010, the Company operated under several material agreements as listed below:

Lease for office facilities –

·	The Company leases its corporate headquarters office space located in Miami Beach, Florida. The Company has negotiated the cancellation of its original lease entered into in December 2007, and continues to operate out of its Miami Beach facility, on a month to month basis at $5,700 per month or $68,400 on an annual basis.

·	In March 2009, the Company leased a 3,500 square foot facility in Pompano Beach, Florida as its production facility to assemble small production runs of its products. The lease provides for monthly rent of $2,600 and expired in March 2011. The Company is currently in negotiations to settle its leases obligation.

·	In March 2010, the Company entered into a lease for 7,500 square feet in new production facilities in Deerfield Beach, Florida. The new facility replaced its Pompano Beach production facilities and began operations in April 2010. The lease provides for monthly rent of $3,437 in the first year with and increasing scale for years 2 – 5. The lease matures in 5 years and provides for a 5 year renewal option.

·	In December 2010, the Company entered into a lease for 570 square feet in sales facilities in Ashville, North Carolina. The lease provides for monthly rent of $1,600 in the first year with a small increase in the second year. The lease matures in 2 years and provides for a 2 year renewal option.

The Company is committed to lease payments over the next five years are as follows:

	2011	2012	2013	2014	Beyond	Total

Facility Leases:
Miami Beach, Fl (HQ)	$-	$-	$-	$-	$-	$-
Pompano, Fl (Production)	7,800	-	-	-	-	7,800
Deerfield Beach, Fl (Production)	10,725	43,901	45,657	47,483	20,107	167,873
Ashville, NC (Sales)	4,800	19,800				24,600

	$23,325	$63,701	$45,657	$47,483	$20,107	$200,273

Pending and threatened litigation –

·	In 2009 and prior periods, Divine Skin, Inc. had received a few pending and threatened litigations from various suppliers typically over non-payment for goods or services. Such vendor disputes are typical in the normal course of business however Divine Skin has not received any additional claims in 2010 or during the nine months ended September 30, 2011. Divine Skin had vigorously disputed those claims on the grounds of the substandard materials or services provided. In 2010 and during the nine months ended September 30, 2011, the Company has been able to resolve most of these claims and has negotiated settlements with several suppliers resulting in the reduction of the supplier claim recorded and repayment through a structured payout. We established an accrual for certain media, materials and freight supplier claims representing the negotiated settlements or in absence of a settlement, our estimate of the appropriate amount due, of $132,764 and $229,042 at September 30, 2011 and December 31, 2010, respectively.

·	Divine Skin Inc. has been named in a lawsuit brought by a former employee of 301 Model, an entity also related to Divine Skin, Inc. through a common shareholder. Divine Skin was named because it originally hired the employee rather than 301 Model as the latter was not yet an established entity. Our management is vigorously defending our position that the employee was terminated after two weeks for cause and that the employee subsequently violated their non-compete agreement. Accordingly, we do not anticipate that any material assessment or settlement will result from the lawsuit.

·	On June 13, 2011, the Company filed an action in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida for the rescission of an investor relations and consulting agreement entered into on or about October 15, 2010 whereby the Company paid a third party approximately $20,000 and 230,000 shares of restricted common stock in consideration of investor relations and consulting services. The Company has demanded return of the 230,000 shares of restricted stock and recovery of costs and other damages. The third party has counter claimed and the matters are currently pending. The Company is vigorously defending the counter claim.

·	On June 13, 2011, the Company filed an action in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida for the rescission of an agreement entered into on or about May 18, 2010 whereby the Company paid a third party approximately $500 and 200,000 shares of restricted common stock in consideration of consulting services. The Company has demanded return of the 200,000 shares of restricted stock and recovery of costs and other damages. These shares were recorded as an unpaid subscription pending meeting certain performance criteria stipulated in the agreement. In November 2011, our claim was dismissed for lack of jurisdiction. The Company plans to refile its claim in New York.

NOTE 8. – COMMITMENTS AND CONTINGENCIES

During 2010 and 2009, the Company operated under several material agreements as listed below:

Lease for office facilities –

·	The Company leases its corporate headquarters office space located in Miami Beach, Florida. The Company has negotiated the cancellation of its original lease entered into in December 2007, and continues to operate out of its Miami Beach facility, on a month to month basis at $5,700 per month or $68,400 on an annual basis.
·	In March 2009, the Company leased a 3,500 square foot facility in Pompano Beach, Florida as its production facility to assemble small production runs of its products. The lease provides for monthly rent of $2,600 and expired in March 2011. The Company is currently in negotiations to terminate the lease.
•	In March 2010, the Company entered into a lease for 7,500 square feet in new production facilities in Deerfield Beach, Florida. The new facility replaced its Pompano Beach production facilities and began operations in April 2010. The lease provides for monthly rent of $3,437 in the first year with and increasing scale for years 2 – 5. The lease matures in 5 years and provides for a 5 year renewal option.
•	In December 2010, the Company entered into a lease for 570 square feet in sales facilities in Ashville, North Carolina. The lease provides for monthly rent of $1,600 in the first year with a small increase in the second year. The lease matures in 2 years and provides for a 2 year renewal option.

The Company is committed to lease payments over the next five years are as follows:

	2011	2012	2013	2014	Beyond	Total
Facility Leases:
Miami Beach, FL (HQ)	$—	$—	$—	$—	$—	$—
Pompano Beach, FL (Production)	31,200	—	—	—	—	31,200
Deerfield Beach, FL (Production)	42,213	43,901	45,657	47,483	20,107	199,361
Ashville, NC (Sales)	19,200	19,800	—	—	—	39,000
	$92,613	$63,701	$45,657	$47,483	$20,107	$269,561

Pending and threatened litigation –

·

Divine Skin, Inc. has received several pending and threatened litigations from various suppliers typically over non-payment for goods or services. The pending and threatened litigations are generally directed at DS Laboratories, Inc. being one of the operating trade names of Divine Skin. Such vendor disputes are typical in the normal course of business. Divine Skin has vigorously challenged those claims on the grounds of the substandard materials or services provided. We established an accrual for certain media, materials and freight supplier claims of $111,777 and $440,059 at December 31, 2010 and December 31, 2009, respectively.

The Company has been working to resolve these claims and has negotiated settlements with several suppliers resulting in the reduction of the supplier claim recorded and repayment through a structured payout. As discussed above, accruals have been provided, when the facts of each claim, warrants it.

·	Divine Skin Inc. has been named in a lawsuit brought by a former employee of 301 Model, an entity also related to Divine Skin, Inc. through common ownership. Divine Skin was named because it originally hired the employee rather than 301 Model as the latter was not yet an established entity. Our management is vigorously defending our position that the employee was terminated after two weeks for cause and that the employee subsequently violated their non-compete agreement. Accordingly, we do not anticipate that any material assessment or settlement will result from the lawsuit.

EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
EQUITY

NOTE 9. – EQUITY

Recapitalization

In January 2009, Divine Skin authorized an amendment and restatement to its articles of incorporation to provide, among other things, (a) that the authorized common stock be increased to 300,000,000 shares and (b) that up to 30,000,000 shares of “blank check” preferred stock are authorized. Immediately thereafter, the Company declared a stock dividend of 10,000 shares for one share. Subsequent to the stock dividend, there were 100,000,000 shares of common stock outstanding.

Common Stock Sold Under Private Placement Memorandum (PPM)

The PPM offering was made solely to “non U.S. Persons” within the meaning of Rule 902 of Regulation S under the Securities Act of 1933. These securities have not been registered with or approved by the SEC or any state securities commission nor has any commission or state authority passed on the accuracy or adequacy of this memorandum.

During the first quarter of 2009, the Company began selling its common stock at a purchase price of $0.50 per share, to qualified investors. The offering is being conducted on a “best efforts” basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

During the third quarter of 2009, the offering was retroactively re-priced to $0.25 per share and a total of 767,548 additional shares were issued, at no additional cost, to investors that had previously paid $0.50 per share, to achieve that re-pricing.

The following table summarizes transactions under the private placement memorandum as follows:

	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
Period
2008
Q4 2008	426,348	$0.50	$213,174	$(63,952)	$149,222
2009
Q1 2009	341,200	$0.50	170,600	(51,180)	119,420
Q2 2009	—	$—	—	—	—
Q3 2009	4,087,548	$0.20	830,000	(249,000)	581,000
Q4 2009	28,000	$0.25	7,000	—	7,000
	4,883,096	$0.25	$1,220,774	$(364,132)	$856,642

The Company received and accepted funded subscriptions to purchase 4,883,096 common shares, under the offering referred to above. The Company received $856,642 in net proceeds after issuance costs of $364,132. The accepted funded subscriptions are recorded as a component of the Company’s equity pending issuance of common shares. Once the common shares have been issued, the amounts previously recorded as funded subscriptions are transferred to common stock par value and additional paid in capital, accordingly.

As of March 31, 2010 the PPM expired and all share certificates for all paid subscriptions have been issued.

Common Stock Sold Privately

During the first quarter of 2010, the Company began selling its common stock to qualified investors, at a purchase price between $0.15 - $0.26 per share. The offering is being conducted on a “best efforts” basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The following table summarizes transactions under the private offering as follows:

	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
Period
2010
Q1 2010	1,112,000	$0.18	$200,000	$(60,000)	$140,000
Q2 2010	1,734,000	$0.15	260,000	(78,000)	182,000
Q3 2010	660,000	$0.20	134,500	(36,600)	97,900
Q4 2010	1,000,000	$0.25	250,000	(75,000)	175,000
2011
Q1 2011	3,257,207	$0.25	821,000	(223,651)	597,349
Q2 2011	3,530,830	$0.26	916,250	(179,974)	736,276
Q3 2011	1,251,244	$0.27	332,250	(56,144)	276,106
	12,545,281	$0.24	$2,914,000	$(709,369)	$2,204,631

Other Issues of Common Stock

During the first quarter of 2010 the Company issued 25,000 shares for services valued at $0.18 per share, which resulted in an expense of $4,500.

During the second quarter of 2010, we entered into a consulting agreement with an investor relations group to provide certain corporate promotional material and strategic advice. During the third quarter of 2010, 200,000 shares of common stock were advanced to the consultant for future services. The transaction was valued at $70,000, its fair value at the date of issuance. To date the consultant has not completed the agreed upon services. Accordingly, we terminated the agreement and demanded the return of our stock. Since the agreed services have not been provided, the shares are not considered fully paid for and accordingly have been recorded in Stock Receivable, a contra equity account.

During the fourth quarter of 2010 the Company issued 244,000 shares for investor relations services valued at $0.36 per share, which resulted in an expense of $87,840.

During the first quarter of 2011 the Company issued 78,000 shares for services provided by an employee and consultants valued at $0.42 per share, which resulted in an expense of $33,180.

During the second quarter of 2011 the Company issued 112,641 shares for services provided by employee and consultants valued at $0.37 - $0.42 per share, which resulted in an expense of $45,661.

During the third quarter of 2011 the Company issued 155,790 shares for services provided by employee and consultants valued at $0.38 - $0.40 per share, which resulted in an expense of $60,598.

Warrants

As discussed in the PPM offering the selling agent has the right to receive warrants to purchase one share of Common Stock of the Company for every ten Shares sold under the PPM offering. The exercise price of each warrant is $0.01 per share and such warrants are exercisable for a period of five years from the date of issuance. Based on the PPM’s “repriced” sale price of $0.25 per share, the warrants are “in the money” upon issuance.

During 2009, the Company sold 4,883,096 shares of the Company’s common stock under the PPM. The Company determined that 4,855,100 of those shares qualified for warrants. Accordingly, the Company issued warrants for 485,510 shares related to the private sale of shares and accrued an additional expense for financial consulting services, based on the value of the warrants of $116,522.

During 2010, the Company sold shares of its common stock in private sales under Regulation S. The Company agreed to grant warrants under the same terms disclosed under the PPM offering. Accordingly, the Company issued warrants based on the private sale of common shares and recorded an expense for financial consulting services, based on the value of the warrants as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2010
Q1 2010	1,112,000	111,200	$.17	$18,904
Q2 2010	1,734,000	173,400.34		58,956
Q3 2010	660,000	61,000.34		20,740
Q4 2010	1,000,000	100,000.35		35,000
	4,506,000	445,600	$.30	$133,600

Also during the first quarter of 2010, the Company issued warrants to an investor relations consultant in aggregate to purchase 500,000 shares of common stock at prices ranging from $0.25 to $0.35 per share depending on the tranche. The warrants were recorded at their fair value of $2,071, which resulted in a charge to operations.

During 2011, the Company sold shares of its common stock in private sales under Regulation S. The Company agreed to grant warrants under the same terms disclosed under the PPM offering. Accordingly, the Company issued warrants based on the private sale of common shares and recorded an expense for financial consulting services, based on the value of the warrants as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2011
Q1 2011	3,257,207	305,100	$.44	$134,244
Q2 2011	3,530,830	0.36		0
Q3 2011	1,251,244	0.38		0
	8,039,281	305,100	$.44	$134,244

Effective for the second and third quarters of 2011, the selling agent waived his rights to receive warrants for Q2 and Q3 2011. Accordingly, the Company issued no warrants related to the private sale of shares and accrued no expense for financial consulting services, based on the value of the warrants.

The following table presents the status of all warrants outstanding at September 30, 2011.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	1,431,110	$0.01	3.0	$376,237
Issued	305,100	0.01	4.5	$114,321
Exercised	--	--
Forfeited	--	--
Outstanding at September 30, 2011	1,736,210	$0.01	3.2	$490,558
Exercisable at September 30, 2011	1,736,210	$0.01	3.2	$490,558

Option

The selling agent engaged by the Company has also entered into a Consulting Agreement under which he assisted the Company in filing a registration statement on Form 10 and quotation of its shares on the Over the Counter Bulletin Board (OTCBB). The Company has issued an option to the selling agent to purchase 2,000,000 share of common stock at an exercise price of $0.01 per share. At grant date, the option was valued based on the offering price of the PPM of $0.25 per share, which was $480,000. The option expires in five years. The option vests and is exercisable subject to certain lock up and leak out provisions which commence upon the effective date of the Company obtaining OTCBB listing. Leak out provisions limit exercisability of the option number to 200,000 shares per quarter and provide for continuation of financial consulting services and forfeiture under certain conditions. During the first quarter of 2010, the Company obtained its trading symbol and the consultant has complied with the vesting requirements, accordingly the Company recorded an expense for consulting services of $48,000 and $144,000 in Q311-QTR and Q311-YTD reflecting the structured vesting.

The following table presents the status of all options outstanding at September 30, 2011.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	2,000,000	$0.01	3.4	$749,400
Issued	--	--
Exercised	--	--
Forfeited	--	--
Outstanding at September 30, 2011	2,000,000	$0.01	3.4	$749,400
Exercisable at September 30, 2011	1,266,667	$0.01	3.4	$487,287

Preferred Stock

During the first quarter of 2009 three shareholders of the Company (which at such time constituted all of the shareholders of the Company) exchanged an aggregate of 10,000,000 shares of common stock for 10,000,000 shares of Series A Preferred Stock. As provided under Certificate of Designation for Series A Preferred Stock dated January 14, 2009, but filed in April 2009 and amended in September 2009, each share of Series A Preferred Stock is entitled to 2 votes per share and the Series A Preferred Stock votes together with the Company’s common stock, except as otherwise provided under Florida law. The Certificate of Designation calls for the mandatory conversion of the Series A Preferred Stock on a one to one basis into shares of the Company’s common stock on September 15, 2012, subject to adjustment.

NOTE 9. – EQUITY

Recapitalization

In January 2009, Divine Skin authorized an amendment and restatement to its articles of incorporation to provide, among other things, (a) that the authorized common stock be increased to 300,000,000 shares and (b) that up to 30,000,000 shares of “blank check” preferred stock are authorized. Immediately thereafter, the Company declared a stock dividend of 10,000 shares for one share. Subsequent to the stock dividend, there were 100,000,000 shares of common stock outstanding.

Common Stock Sold Under Private Placement Memorandum (PPM)

During the first quarter of 2009, the Company began selling its common stock at a purchase price of $0.50 per share, to qualified investors. The offering is being conducted on a “best efforts” basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The PPM offering was made solely to “non U.S. Persons” within the meaning of Rule 902 of Regulation S under the Securities Act of 1933. These securities have not been registered with or approved by the SEC or any state securities commission nor has any commission or state authority passed on the accuracy or adequacy of this memorandum.

During the third quarter of 2009, the offering was retroactively re-priced to $0.25 per share and a total of 767,548 additional shares were issued, at no additional cost, to investors that had previously paid $0.50 per share, to achieve that re-pricing.

The following table summarizes transactions under the private placement offering as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
2008
Q4 2008	426,348	$0.50	$213,174	$(63,952)	$149,222
2009
Q1 2009	341,200	$0.50	170,600	(51,180)	119,420
Q2 2009	—	$—	—	—	—
Q3 2009	4,087,548	$0.20	830,000	(249,000)	581,000
Q4 2009	28,000	$0.25	7,000	—	7,000
	4,883,096	$0.25	$1,220,774	$(364,132)	$856,642

The Company received and accepted funded subscriptions to purchase 4,883,096 common shares, under the offering referred to above. The Company received $856,642 in net proceeds after issuance costs of $364,132. The accepted funded subscriptions are recorded as a component of the Company’s equity pending issuance of common shares. Once the common shares have been issued, the amounts previously recorded as funded subscriptions are transferred to common stock par value and additional paid in capital, accordingly.

As of March 31, 2010 the PPM expired and all share certificates for all paid subscriptions have been issued.

Common Stock Sold Privately

During the first quarter of 2010, the Company began selling its common stock, at a purchase price between $0.18-$0.25 per share, to qualified investors. The offering is being conducted on a “best efforts” basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The following table summarizes transactions under the private offering as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
2010
Q1 2010	1,112,000	$0.18	$200,000	$(60,000)	$140,000
Q2 2010	1,734,000	$0.15	260,000	(78,000)	182,000
Q3 2010	660,000	$0.20	134,500	(36,600)	97,900
Q4 2010	1,000,000	$0.25	250,000	(75,000)	175,000
	4,506,000	$0.19	$844,500	$(249,600)	$594,900

Other Issues of Common Stock

During the third quarter of 2009, the Company issued 74,000 common shares to consultants and professional advisors for services. The shares were valued at $0.25 per share, consistent with the revised offering price of the PPM. The Company also issued 13,000 shares to certain “friends and family” of the company in acknowledgement of their assistance in starting the Company. These shares were offered at no cost and the Company has not assigned any value to the transactions.

During the fourth quarter of 2009, the Company issued 3,000,000 shares for the exclusive distribution rights in Brazil. The shares were valued at $0.25 per share, consistent with the revised offering price of the PPM. In addition, the Company issued 28,000 to certain investors, which it also valued at $0.25 per share, consistent with the revised offering price of the PPM.

Also during the fourth quarter of 2009, the Company repurchased and 5,000,000 shares from a founder of the Company for $0.015 or $75,000 as part of its effort to restructure the Company’s equity ownership. As part of this restructuring effort, the founders of the Company also surrendered 2,982,095 shares at a nominal value.

During the first quarter of 2010 the Company issued 25,000 shares for services valued at $0.18 per share, which resulted in an expense of $4,500.

During the second quarter of 2010, we entered into a consulting agreement with an investor relations group to provide certain corporate promotional material and strategic advice. During the third quarter of 2010, 200,000 shares of common stock were advanced to the consultant for future services. The transaction was valued at $70,000, its fair value at the date of issuance. To date the consultant has not completed the agreed upon services. Accordingly, we terminated the agreement and demanded the return of our stock. Since the agreed services have not been provided, the shares are not considered fully paid for and accordingly have been recorded in Stock Receivable, a contra equity account.

During the fourth quarter of 2010 the Company issued 244,000 shares for investor relations services valued at $0.36 per share, which resulted in an expense of $87,840.

Warrants

The Company has issued warrants to the selling agent to purchase one share of Common Stock of the Company for every ten Shares sold under the PPM offering. The exercise price of each warrant is $0.01 per share and such warrants are exercisable for a period of five years from the date of issuance. Based on the PPM’s “repriced” sale price of $0.25 per share, the warrants are “in the money” upon issuance. For the year ended December 31, 2009 the Company issued warrants for 485,510 shares related to the PPM, which resulted in issuance costs of $116,522, based on the value of the warrants granted.

During the first quarter of 2010, the selling agent assisted in a private sale of 1,112,000 share of the Company’s common stock under Regulation S. The Company agreed to grant the selling agent additional warrants under the same terms offered under the PPM offering. Accordingly, the Company issued warrants for 111,200 shares related to the private sale of shares and accrued an additional expense for financial consulting services, based on the value of the warrants of $18,904.

Also during the first quarter of 2010, the Company issued warrants to an investor relations consultant in aggregate to purchase 500,000 shares of common stock at prices ranging from $0.25 to $0.35 per share depending on the tranche. The warrants were recorded at their fair value of $2,071, which resulted in a charge to operations.

During the second quarter of 2010, the selling agent assisted in a private sale of 1,734,000 the Company’s common stock under Regulation S. The Company agreed to grant the selling agent additional warrants under the same terms offered under the PPM offering. Accordingly, the Company issued warrants for 173,400 shares related to the private sale of shares and accrued an additional expense for financial consulting services, based on the value of the warrants of $58,956.

During the third quarter of 2010, the selling agent assisted in a private sale of 660,000 the Company’s common stock under Regulation S. The Company agreed to grant the selling agent additional warrants under the same terms offered under the PPM offering. Accordingly, the Company issued warrants for 61,000 shares related to the private sale of shares. Warrants were not offered on the sale of 50,000 shares. The Company accrued an additional expense for financial consulting services, based on the value of the warrants of $20,740.

During the fourth quarter of 2010, the selling agent assisted in a private sale of 1,000,000 the Company’s common stock under Regulation S. The Company agreed to grant the selling agent additional warrants under the same terms offered under the PPM offering. Accordingly, the Company issued warrants for 100,000 shares related to the private sale of shares and accrued an additional expense for financial consulting services, based on the value of the warrants of $35,000.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2010	485,510	$0.01	4.0	$169,929
Issued	945,600	0.01	5.0
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2010	1,431,110	$0.01	4.5	$340,889
Exercisable at December 31, 2010	1,431,110	$0.01	4.5	$340,889

Option

The selling agent engaged by the Company has also entered into a Consulting Agreement under which he assisted the Company in filing a registration statement on Form 10 and quotation of its shares on the Over the Counter Bulletin Board (OTCBB). The Company has issued an option to the selling agent to purchase 2,000,000 share of common stock at an exercise price of $0.01 per share. At grant date, the option was valued based on the offering price of the PPM of $0.25 per share, which was $480,000. The option expires in five years. The option vests and is exercisable subject to certain lock up and leak out provisions which commence upon the effective date of the Company obtaining OTCBB listing. Leak out provisions limit exercisability of the option number to 200,000 shares per quarter. During the first quarter of 2010, the Company obtained its trading symbol and accordingly recorded an expense for consulting services of $160,000 in 2010 reflecting the structured vesting.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2010	0	$0.01	0.0	$0
Issued	2,000,000	0.01	4.5
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2010	2,000,000	$0.01	4.5	$700,000
Exercisable at December 31, 2010	666,667	$0.01	4.5	$233,333

Preferred Stock

During the first quarter of 2009 three shareholders of the Company (which at such time constituted all of the shareholders of the Company) exchanged an aggregate of 10,000,000 shares of common stock for 10,000,000 shares of Series A Preferred Stock. As provided under Certificate of Designation for Series A Preferred Stock dated January 14, 2009, but filed in April 2009 and amended in September 2009, each share of Series A Preferred Stock is entitled to 2 votes per share and the Series A Preferred Stock votes together with the Company’s common stock, except as otherwise provided under Florida law.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INCOME TAXES

NOTE 10. – INCOME TAXES

The provision for income taxes for the nine months ended September 30, 2011 and 2010 is summarized as follows:

	Nine Months Ended
	September 30,
	2011	2010
	(Unaudited)	(Unaudited)
Current:
Federal	$-	$16,465
State	-	1,529

Deferred:
Federal	(233,170)	110,677
State	(21,652)	10,277

Increase (Decrease) in valuation allowance	254,822	(120,954)

Total provision (benefit) for income taxes	$-	$17,994

The income tax benefit for the nine months ended September 30, 2011 was not booked due to the uncertainty of future profitable operations necessary to realize the benefit. The income tax provision for the nine months ended September 30, 2010 was offset by available net operating loss carry-forwards.

The provision for income taxes for the nine months ended September 30, 2011 and 2010 differs from the amount computed by applying the federal statutory rate to income (loss) before provision (benefit) for income taxes as follows:

	September 30,
	2011	2010

Expected provision(benefit) at statutory rate	35.0%	35.0%
State taxes	3.3%	3.3%
Valuation allowance for Net Loss	-38.3%	-38.3%

Total provision (benefit) for income taxes	0.0%	0.0%

Deferred income taxes reflect the net tax effect of tax carry forward items and the temporary differences between the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax assets and liabilities at September 30, 2011 and December 31, 2010 are as follows:

	September 30,	December 31,
	2011	2010
	(Unaudited)
Deferred tax assets:
Net operating loss carry-forwards	$414,106	$159,284
	-	-
Total deferred tax assets	414,106	159,284
Valuation allowance	(414,106)	(159,284)
Net deferred tax assets	$-	$-

As of September 30, 2011 and December 31, 2010 the Company had a valuation allowance on its deferred tax assets of $414,106 and $159,284, which relates to net operating losses. The pro forma valuation allowance increased $254,822 in 2011-YTD. The increase was attributable to accumulated net operating losses in the period.

As of September 30, 2011 and December 31, 2010, the Company had net operating loss carry-forwards of $1,134,528 and $466,035, respectively. Unused net operating loss carry-forwards will expire at various dates beginning 2029.

NOTE 10. – INCOME TAXES

The provision for income taxes for the year ended December 31, 2010 and 2009 is summarized as follows:

	2010	2009
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	(35,136)	(110,519)
State	(3,194)	(10,435)
Increase (Decrease) in valuation allowance	38,330	120,954

Total provision (benefit) for income taxes	$—	$—

The provision for income taxes for the year ended December 31, 2010 was offset by available net operating loss carry-forwards. However, management expects those available credits to be exhausted during 2011.

The provision for income taxes for the year ended December 31, 2010 and 2009 differs from the amount computed by applying the federal statutory rate to income (loss) before provision (benefit) for income taxes as follows:

	2010	2009

Expected provision(benefit) at statutory rate	35.0%	35.0%
State taxes	3.3%	3.3%
Valuation allowance for Net Loss	-38.3%	-38.3%

Total provision (benefit) for income taxes	0.0%	0.0%

Deferred income taxes reflect the net tax effect of tax carry forward items and the temporary differences between the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax assets and liabilities at December31, 2010 and December 31, 2009 are as follows:

	2010	2009
Deferred tax assets:
Net operating loss carry-forwards	$159,284	$120,954
	—	—
Total deferred tax assets	159,284	120,954
Valuation allowance	(159,284)	(120,954)
Net deferred tax assets	$—	$—

As of December 31, 2010 and December 31, 2009 the Company had a valuation allowance on its deferred tax assets of $159,284 and $120,954, which relates to net operating losses. The pro forma valuation allowance increased $38,330 in the year ended December 31, 2010. The increase in 2010-YTD was attributable to accumulated net operating losses in year ended December 31, 2010.

As of December 31, 2010 and December 31, 2009, the Company had net operating loss carry-forwards of $466,035 and $316,222, respectively. Unused net operating loss carry-forwards will expire at various dates beginning 2029.

As of December 31, 2010 and 2009, the Company had no unrecognized tax benefit and accordingly no related accrued interest or penalties.

2009 EQUITY INCENTIVE PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
2009 EQUITY INCENTIVE PLAN

NOTE 11. – 2009 EQUITY INCENTIVE PLAN

Overview – The Company initiated a 2009 Equity Incentive Plan (the "Plan") to:

1.	attract and retain the best available personnel for positions of substantial responsibility,

2.	provide additional incentives to Employees, Directors and Consultants, and

3.	promote the success of the Company and the Company's Affiliates.

Options granted under the Plan may be Incentive Stock Options or Nonstatutory Stock Options, as determined by the Administrator at the time of grant. Stock Purchase Rights, time vested and/or performance vested Restricted Stock, Stock Appreciation Rights and Unrestricted Shares may also be granted under the Plan. The Company has not issued any options under the plan.

Subject to the Plan – The initial maximum number of shares of Common Stock that may be issued under the Plan is 5,000,000 shares. No more than 100,000 Shares of Common Stock may be granted to any one Participant with respect to Options, Stock Purchase Rights and Stock Appreciation Rights during any one calendar year period. Common Stock to be issued under the Plan may be either, authorized and unissued shares or shares held in treasury.

Eligibility – Nonstatutory Stock Options, Stock Purchase Rights, Stock Awards, Stock Appreciation Rights and Unrestricted Shares may be granted to all Service Providers. Incentive Stock Options may be granted only to Employees.

Limitations – Each Option shall be designated as either an Incentive Stock Option or a Nonstatutory Stock Option. However, notwithstanding such designation, if an Employee becomes eligible in any given year to exercise Incentive Stock Options for Shares having a Fair Market Value in excess of $100,000, those Options representing the excess shall be treated as Nonstatutory Stock Options.

Term – The term of each Option shall be stated in the applicable Option Agreement or, if not stated, ten years from the date of grant. However, in the case of an Incentive Stock Option granted to an Optionee who, at the time the Incentive Stock Option is granted, owns, directly or indirectly, stock representing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company and any Parent or Subsidiary, the term of the Incentive Stock Option shall be five (5) years from the date of grant or such shorter term as may be provided in the applicable Option Agreement.

Exercise and Vesting – Unless otherwise determined by the Administrator and provided for in the Option Agreement, each Option shall vest and become exercisable as to one-sixth (1/6) of the Shares subject to the Option on the date that is nine months after the date of grant, and an additional one-sixth (1/6) of the Shares subject to the Option every nine months thereafter until fully vested and exercisable.

NOTE 11. – 2009 EQUITY INCENTIVE PLAN

Overview – The Company initiated a 2009 Equity Incentive Plan (the "Plan") to:

1.	attract and retain the best available personnel for positions of substantial responsibility,
2.	provide additional incentives to Employees, Directors and Consultants, and
3.	promote the success of the Company and the Company's Affiliates.

Options granted under the Plan may be Incentive Stock Options or Nonstatutory Stock Options, as determined by the Administrator at the time of grant. Stock Purchase Rights, time vested and/or performance vested Restricted Stock, Stock Appreciation Rights and Unrestricted Shares may also be granted under the Plan.

Subject to the Plan – The initial maximum number of shares of Common Stock that may be issued under the Plan is 5,000,000 shares. No more than 100,000 Shares of Common Stock may be granted to any one Participant with respect to Options, Stock Purchase Rights and Stock Appreciation Rights during any one calendar year period. Common Stock to be issued under the Plan may be either, authorized and unissued shares or shares held in treasury.

Eligibility – Nonstatutory Stock Options, Stock Purchase Rights, Stock Awards, Stock Appreciation Rights and Unrestricted Shares may be granted to all Service Providers. Incentive Stock Options may be granted only to Employees.

Limitations – Each Option shall be designated as either an Incentive Stock Option or a Nonstatutory Stock Option. However, notwithstanding such designation, if an Employee becomes eligible in any given year to exercise Incentive Stock Options for Shares having a Fair Market Value in excess of $100,000, those Options representing the excess shall be treated as Nonstatutory Stock Options.

Term – The term of each Option shall be stated in the applicable Option Agreement or, if not stated, ten years from the date of grant. However, in the case of an Incentive Stock Option granted to an Optionee who, at the time the Incentive Stock Option is granted, owns, directly or indirectly, stock representing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company and any Parent or Subsidiary, the term of the Incentive Stock Option shall be five (5) years from the date of grant or such shorter term as may be provided in the applicable Option Agreement.

Exercise and Vesting – Unless otherwise determined by the Administrator and provided for in the Option Agreement, each Option shall vest and become exercisable as to one-sixth (1/6) of the Shares subject to the Option on the date that is nine months after the date of grant, and an additional one-sixth (1/6) of the Shares subject to the Option every nine months thereafter until fully vested and exercisable.

SIGNIFICANT CUSTOMERS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SIGNIFICANT CUSTOMERS

NOTE 12. - SIGNIFICANT CUSTOMERS

The Company’s product revenues consist primarily of Revita, Spectral DNC and Spectral DNC-L, which individually exceed 10% of sales, collectively represent 43.3% of total sales. Product revenue from NR09, NR08 and Revita COR, which individually exceed 5% of sales, collectively account for another 19.0% of sales.

The Company’s product revenues result from sales to two significant customers as presented in the following table. These customers are distributors of the Company. The Company maintains ongoing sales projection discussion with these customers but has not executed any formal long term sales commitments. The Company believes it maintains cordial relationships with all of its customers. At September 30, 2011 the Company had a sales order backlog of $206,170.

Sales to significant customers during Q311-YTD and their accounts receivable at September 30, 2011 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$ 849,279	12.8%	$196,392	13.7%
B	$1,287,862	19.4%	$ 57,260	4.0%

Sales to significant customers during Q310-YTD and their accounts receivable at September 30, 2010 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$847,393	22.2%	$236,953	27.1%
B	$804,246	21.1%	$ 70,120	8.0%

NOTE 12. - SIGNIFICANT CUSTOMERS

The Company’s product revenues represent primarily sales of Revita, Spectral DNC and NR08, which individually each exceeds 10% of total sales and collectively represent 55.7% of total sales. Oligo DX, and Spectral DNC-L collectively account for another 14.2% of total sales. During Q410-YTD two customers generated 41.9% of the Company’s sales and 28.5% of the outstanding accounts receivable balance at December 31, 2010. These customers are distributors of the Company.

Sales to these customers during Q410-YTD and their accounts receivable at December 31, 2010 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$1,051,172	19.7%	$182,096	15.2%
B	$1,182,847	22.2%	$159,300	13.3%

Sales to these customers during Q409-YTD and their accounts receivable at December 31, 2009 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$811,125	23.0%	$203,569	29.5%
B	$674,330	19.2%	$33,299	4.8%

SIGNIFICANT VENDORS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SIGNIFICANT VENDORS

NOTE 13. - SIGNIFICANT VENDORS

The Company purchases its raw materials from various foreign and domestic suppliers several of which represent individually in excess of 10% of total purchases. Purchases of raw materials consist primarily of basic chemicals and packaging materials. The Company believes that it enjoys cordial relationships with all its suppliers but should the need arise; the Company believes that it could transition to alternate suppliers with minimal adverse impact. It does not have any formal long term purchase agreements with its suppliers. The Company does issue purchase orders based on its production plan, which may be modified or cancelled should its production plan change. The Company had $941,076 in outstanding purchase orders at September 30, 2011.

Purchases from significant vendors during Q311-YTD and their accounts payable at September 30, 2011 were:

Vendor	Purchase Amount	Percent	Accounts Payables	Percent

A	$1,001,718	34.5%	$ 0	0.0%
B	$ 342,164	11.8%	$18,115	6.1%
C	$ 405,906	14.0%	$61,745	20.9%

Purchases from significant venders during Q310-YTD and their accounts payable at September 30, 2010 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$344,905	29.3%	$ 0	0.0%
B	$ 80,056	6.8%	$ 35	0.0%
C	$ 87,553	7.4%	$9,475	4.4%

CONSOLIDATION OF VARIABLE INTEREST ENTITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CONSOLIDATION OF VARIABLE INTEREST ENTITY

NOTE 14. - CONSOLIDATION OF VARIABLE INTEREST ENTITY

The Company holds a variable interest in Velocity Storage and Packaging LLC (“Velocity”) an entity for which the Company is the primary beneficiary. Velocity performs packaging and shipping services exclusively for the Company. The Companies variable interest relates to a financing arrangement whereby, all operational expenses including labor costs, facility costs and other operational expenses are reimbursed by the company at Velocity’s cost. The Company has no equity investment in Velocity and Velocity has no assets, liabilities or equity structure of its own. Velocity is financially supported by the Company in the form of reimbursement for 100% of the operational costs. Accordingly, the Company determined that Velocity was a variable interest entity ("VIE") and the Company was the primary beneficiary under the guidance offered in ASC 810-10 since Velocity does not have sufficient equity at risk for the entity to finance its own activities. ASC 810-10 requires that an enterprise consolidate a VIE if that enterprise has a variable interest that will absorb a majority of the entity's expected losses if they occur.

NOTE 13. - CONSOLIDATION OF VARIABLE INTEREST ENTITY

The Company holds a variable interest in Velocity Storage and Packaging LLC (“Velocity”) an entity for which the Company is the primary beneficiary. Velocity performs packaging and shipping services exclusively for the Company. The Companies variable interest relates to a financing arrangement whereby, all operational expenses including labor costs, facility costs and other operational expenses are reimbursed by the company at Velocity’s cost. The Company has no equity investment in Velocity and Velocity has no assets, liabilities or equity structure of its own. Velocity is financially supported by the Company in the form of reimbursement for 100% of the operational costs. Accordingly, the Company determined that Velocity was a variable interest entity ("VIE") and the Company was the primary beneficiary under the guidance offered in ASC 810-10 since Velocity does not have sufficient equity at risk for the entity to finance its own activities. ASC 810-10 requires that an enterprise consolidate a VIE if that enterprise has a variable interest that will absorb a majority of the entity's expected losses if they occur.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 15. – SUBSEQUENT EVENTS

Sale of Securities – On or about October 4, 2011, the Company closed on a securities purchase agreement (“SPA”) which a group of accredited investors to purchase 6,178,571 common shares. The share purchase price is $0.28 per share, resulting in gross proceeds of $1,730,000. Agent commissions and fees amounted to $140,100 in cash and 494,285 warrants exercisable at $0.50 per share. Net cash proceeds were $1,589,900. Investor shares purchased included 25% warrant coverage resulting in warrants granted for 1,544,645 shares exercisable at $0.50 per share. In accordance with the terms of the SPA, the Company has filed a Form S-1 registration statement to register the shares and the shares underlying the warrants, which is currently pending acceptance by the SEC.

Exercise of Warrants – During late October 2011 the Company issued 2,502,877 shares of its common stock pursuant to the exercise of outstanding options and warrants previously issued to a service provider. The options and warrants were exercised at $0.01 per share and the Company received $25,028.77.

NOTE 14. – SUBSEQUENT EVENTS

Common Stock Sold Privately

During the first quarter of 2011, the Company sold 3,611,000 shares of its common stock, at a purchase price between $0.25-$0.27 per share, to qualified investors, resulting in total gross proceeds of $911,000. The Company paid selling agents the following fees and commissions on all but 560,000 of the shares issued: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.